Note 14 - Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 14 Earnings (Loss) per Common Share

The following table reconciles the weighted average shares outstanding and net income (loss) for basic and diluted earnings (loss) per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2013	2012	2011
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,001,288	3,946,314	3,853,491

Net dilutive effect of :
Options	266,391	0	0
Restricted stock awards	42,487	84,338	0
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,310,166	4,030,652	3,853,491

Net income (loss) available to common shareholders	$24,602	3,460	(13,376)
Basic earnings (loss) per common share	$6.15	0.88	(3.47)
Diluted earnings (loss) per common share	$5.71	0.86	(3.47)

Options and restricted stock awards are excluded from the loss per common share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share. Therefore, options and restricted stock awards are zero in the 2011 loss per common share calculation.